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                        SUPPLEMENT DATED OCTOBER 9, 2000
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by

                          MONY Life Insurance Company
                            MONY Variable Account A

EFFECTIVE OCTOBER 9, 2000 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     The section entitled "Annuity Payments" on page 38 of the prospectus is corrected to change "95th birthday" to "90th birthday" in the two places that it appears in this section.

Form No. 14427 SL (Supp 10/9/00)                      Registration No. 333-72259